Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	RSIP Common Stock, $0.00001 par value per share
Amount Registered | shares	158,300
Proposed Maximum Offering Price per Unit	20.50
Maximum Aggregate Offering Price	$ 3,245,150.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 448.16
Offering Note	(a) This registration statement on Form S-8 (this "Registration Statement") registers 158,700 shares of common stock, par value $0.00001, (the "Common Stock") of Enviri Corporation (the "Registrant") that may be issued to the Enviri Corporation Retirement Savings and Investment Plan (the "RSIP"), and 91,700 shares of Common Stock that may be issued under the Enviri Corporation Savings Plan ("ESP", and together with the RSIP, the "Company 401(k) Plans"), or the Company 401(k) Plans' beneficiaries. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate amount of plan interests to be offered or sold pursuant to the Company 401(k) Plans. (b) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Common Stock. (c) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $20.50 was computed by averaging the high and low prices of a share of the Registrant's common stock as reported on the NYSE on June 9, 2026, a date within five business days prior to the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ESP Common Stock, $0.00001 par value per share
Amount Registered | shares	91,700
Proposed Maximum Offering Price per Unit	20.50
Maximum Aggregate Offering Price	$ 1,879,850.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 259.61
Offering Note	see Note 1